Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017
Segment Reporting Information [Line Items]
Segment revenues	¥ 725,499	¥ 633,180	¥ 1,517,796	¥ 1,221,125
Segment profits	78,460	67,527	169,401	146,939
Assets	11,426,036		11,426,036		¥ 11,231,895
Operating Segment
Segment Reporting Information [Line Items]
Segment revenues	728,178	634,323	1,519,353	1,221,679
Segment profits	115,259	98,692	249,752	214,034
Assets	9,116,160		9,116,160		8,956,872
Operating Segment | Corporate Financial Services
Segment Reporting Information [Line Items]
Segment revenues	28,566	27,005	53,983	51,995
Segment profits	11,824	11,380	22,049	19,874
Assets	1,001,476		1,001,476		1,032,152
Operating Segment | Maintenance Leasing
Segment Reporting Information [Line Items]
Segment revenues	68,760	67,621	137,048	134,820
Segment profits	10,544	9,763	20,438	19,655
Assets	782,512		782,512		752,513
Operating Segment | Real Estate Segment
Segment Reporting Information [Line Items]
Segment revenues	49,235	46,746	95,755	104,084
Segment profits	11,158	11,844	43,991	35,447
Assets	628,885		628,885		657,701
Operating Segment | Investment Banking
Segment Reporting Information [Line Items]
Segment revenues	351,894	281,040	774,421	539,042
Segment profits	22,270	21,086	38,927	52,041
Assets	863,640		863,640		768,675
Operating Segment | Retail
Segment Reporting Information [Line Items]
Segment revenues	106,908	97,089	219,505	151,095
Segment profits	20,936	22,975	42,950	35,507
Assets	3,209,131		3,209,131		3,291,631
Operating Segment | Overseas
Segment Reporting Information [Line Items]
Segment revenues	122,815	114,822	238,641	240,643
Segment profits	38,527	¥ 21,644	81,397	¥ 51,510
Assets	¥ 2,630,516		¥ 2,630,516		¥ 2,454,200